Consolidated Statements of Loss and Other Comprehensive Income/(Loss) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Profit or Loss [Abstract]
REVENUE	$ 79,510,746	$ 80,671,081	$ 68,132,256
Cost and expenses:
Cost of revenue	(46,179,969)	(43,929,982)	(33,881,248)
Advertising and marketing expenses	(21,618,803)	(16,244,958)	(16,473,378)
Technology costs	(7,427,086)	(9,522,437)	(6,554,254)
Employee benefit expenses	(24,150,614)	(24,931,493)	(34,289,879)
General, administrative and other operating expenses	(15,542,864)	(16,725,243)	(13,854,809)
Foreign exchange differences, net	(4,783,117)	656,605	(4,051,710)
Operating loss	(40,191,707)	(30,026,427)	(40,973,022)
Other income/(expenses):
Other income	2,091,957	877,514	181,509
Share-based payment on listing		(67,027,178)
Finance costs	(25,472)	(19,028,007)	(7,800,597)
Changes in fair value of financial instruments	446,811	(57,333,432)	(1,101,484)
LOSS BEFORE TAX	(37,678,411)	(172,537,530)	(49,693,594)
Income tax (expense)/credit	(108,928)	(62,983)	251,779
LOSS FOR THE YEAR	(37,787,339)	(172,600,513)	(49,441,815)
Other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods (net of tax):
Exchange differences on translation of foreign operations	3,738,760	(820,391)	3,088,057
Other comprehensive income/(loss) that will not be reclassified to profit or loss in subsequent periods (net of tax):
Remeasurement gains/(losses) on defined benefit plan	11,731	(29,965)	42,103
OTHER COMPREHENSIVE INCOME/(LOSS) FOR THE YEAR, NET OF TAX	3,750,491	(850,356)	3,130,160
TOTAL COMPREHENSIVE LOSS FOR THE YEAR, NET OF TAX	$ (34,036,848)	$ (173,450,869)	$ (46,311,655)
LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic (in Dollars per share)	$ (0.94)	$ (17.92)	$ (102.43)
Diluted (in Dollars per share)	$ (0.94)	$ (17.92)	$ (102.43)